Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2055 Fund
June 30, 2025
AFF55-NPRT1-0825
1.927047.114
Bond Funds - 6.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	73,605	567,494
Fidelity Series Emerging Markets Debt Fund (b)	768,877	6,227,905
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	203,382	1,954,499
Fidelity Series Floating Rate High Income Fund (b)	130,573	1,156,877
Fidelity Series High Income Fund (b)	761,956	6,705,209
Fidelity Series International Credit Fund (b)	31,949	270,290
Fidelity Series International Developed Markets Bond Index Fund (b)	1,320,831	11,517,650
Fidelity Series Investment Grade Bond Fund (b)	34,850	351,988
Fidelity Series Long-Term Treasury Bond Index Fund (b)	10,392,679	55,912,613
Fidelity Series Real Estate Income Fund (b)	118,363	1,186,000
TOTAL BOND FUNDS (Cost $99,084,013)		85,850,525

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	6,240,002	105,580,832
Fidelity Advisor Series Growth Opportunities Fund (b)	4,132,933	74,682,099
Fidelity Series All-Sector Equity Fund (b)	3,697,012	48,985,404
Fidelity Series Commodity Strategy Fund (b)	25,445	2,312,482
Fidelity Series Intrinsic Opportunities Fund (b)	1,555,502	17,110,520
Fidelity Series Large Cap Stock Fund (b)	5,506,436	142,561,621
Fidelity Series Large Cap Value Index Fund (b)	800,087	13,801,508
Fidelity Series Opportunistic Insights Fund (b)	3,368,424	91,115,880
Fidelity Series Small Cap Core Fund (b)	330,865	3,857,882
Fidelity Series Small Cap Discovery Fund (b)	1,170,557	12,677,135
Fidelity Series Small Cap Opportunities Fund (b)	1,711,443	25,004,177
Fidelity Series Stock Selector Large Cap Value Fund (b)	5,879,532	83,254,176
Fidelity Series Value Discovery Fund (b)	5,123,958	82,854,404
TOTAL DOMESTIC EQUITY FUNDS (Cost $518,279,626)		703,798,120

International Equity Funds - 39.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,120,399	38,994,137
Fidelity Series Emerging Markets Fund (b)	3,209,893	32,773,008
Fidelity Series Emerging Markets Opportunities Fund (b)	6,123,519	131,165,779
Fidelity Series International Growth Fund (b)	5,105,850	101,351,113
Fidelity Series International Small Cap Fund (b)	864,891	17,159,430
Fidelity Series International Value Fund (b)	6,634,285	101,305,528
Fidelity Series Overseas Fund (b)	6,242,807	101,133,470
Fidelity Series Select International Small Cap Fund (b)	82,978	1,105,264
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $378,477,223)		524,987,729

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	690,000	689,277
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	560,000	558,970
US Treasury Bills 0% 7/24/2025 (d)	4.24	1,310,000	1,306,514
US Treasury Bills 0% 7/3/2025 (d)	4.18	250,000	249,942
US Treasury Bills 0% 7/31/2025 (d)	4.23	1,130,000	1,126,076
US Treasury Bills 0% 8/28/2025 (d)	4.28	220,000	218,467
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,149,224)			4,149,246

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,081,368)	4.32	2,080,952	2,081,368

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,002,071,454)	1,320,866,988
NET OTHER ASSETS (LIABILITIES) - 0.0%	(609,073)
NET ASSETS - 100.0%	1,320,257,915

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	130	Sep 2025	17,431,050	148,831	148,831
ICE MSCI Emerging Markets Index Contracts (United States)	117	Sep 2025	7,215,975	135,730	135,730

TOTAL EQUITY CONTRACTS					284,561

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	150	Sep 2025	16,816,406	364,321	364,321
CBOT US Treasury Long Bond Contracts (United States)	292	Sep 2025	33,671,250	1,356,544	1,356,544

TOTAL INTEREST RATE CONTRACTS					1,720,865

TOTAL PURCHASED					2,005,426

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	88	Sep 2025	27,516,500	(972,836)	(972,836)

TOTAL FUTURES CONTRACTS					1,032,590
The notional amount of futures purchased as a percentage of Net Assets is 5.7%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,074,263.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,973,649	8,348,899	11,241,180	25,083	-	-	2,081,368	2,080,952	0.0%
Total	4,973,649	8,348,899	11,241,180	25,083	-	-	2,081,368

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	95,647,028	1,867,243	6,899,757	-	37,426	14,928,892	105,580,832	6,240,002
Fidelity Advisor Series Growth Opportunities Fund	66,898,676	1,317,438	8,266,530	-	459,852	14,272,663	74,682,099	4,132,933
Fidelity Advisor Series Small Cap Fund	157,835	-	153,987	-	9,975	(13,823)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	580,012	16,199	25,657	2,223	(3,657)	597	567,494	73,605
Fidelity Series All-Sector Equity Fund	42,798,995	1,643,603	1,760,860	-	(19,070)	6,322,736	48,985,404	3,697,012
Fidelity Series Canada Fund	34,390,857	984,469	1,468,003	-	79,096	5,007,718	38,994,137	2,120,399
Fidelity Series Commodity Strategy Fund	2,427,363	46,453	85,431	-	3,754	(79,657)	2,312,482	25,445
Fidelity Series Emerging Markets Debt Fund	6,144,513	219,159	235,046	91,269	(1,880)	101,159	6,227,905	768,877
Fidelity Series Emerging Markets Debt Local Currency Fund	1,842,990	32,475	59,773	-	(588)	139,395	1,954,499	203,382
Fidelity Series Emerging Markets Fund	29,413,388	1,262,554	1,305,912	-	(28,271)	3,431,249	32,773,008	3,209,893
Fidelity Series Emerging Markets Opportunities Fund	117,724,475	4,149,246	4,808,993	-	46,074	14,054,977	131,165,779	6,123,519
Fidelity Series Floating Rate High Income Fund	1,150,530	46,484	42,762	23,191	(335)	2,960	1,156,877	130,573
Fidelity Series High Income Fund	6,513,667	232,890	230,752	107,587	(197)	189,601	6,705,209	761,956
Fidelity Series International Credit Fund	264,686	3,343	-	3,344	-	2,261	270,290	31,949
Fidelity Series International Developed Markets Bond Index Fund	11,002,662	799,925	424,673	53,196	(5,799)	145,535	11,517,650	1,320,831
Fidelity Series International Growth Fund	89,697,399	4,515,967	3,180,685	-	144	10,318,288	101,351,113	5,105,850
Fidelity Series International Small Cap Fund	15,858,369	70,557	1,558,764	-	109,969	2,679,299	17,159,430	864,891
Fidelity Series International Value Fund	95,395,541	1,849,018	7,371,641	-	1,286,613	10,145,997	101,305,528	6,634,285
Fidelity Series Intrinsic Opportunities Fund	16,153,032	442,799	538,151	-	(27,954)	1,080,794	17,110,520	1,555,502
Fidelity Series Investment Grade Bond Fund	288,800	861,105	812,634	5,808	8,019	6,698	351,988	34,850
Fidelity Series Large Cap Stock Fund	129,297,327	2,842,587	9,139,207	-	452,471	19,108,443	142,561,621	5,506,436
Fidelity Series Large Cap Value Index Fund	12,837,960	895,500	429,768	-	(1,718)	499,534	13,801,508	800,087
Fidelity Series Long-Term Treasury Bond Index Fund	52,508,593	7,018,871	2,355,307	489,082	(714,098)	(545,446)	55,912,613	10,392,679
Fidelity Series Opportunistic Insights Fund	82,245,967	1,606,304	7,070,119	-	163,544	14,170,184	91,115,880	3,368,424
Fidelity Series Overseas Fund	90,517,859	2,182,983	3,273,598	-	361,498	11,344,728	101,133,470	6,242,807
Fidelity Series Real Estate Income Fund	1,183,277	40,494	42,762	17,201	(927)	5,918	1,186,000	118,363
Fidelity Series Select International Small Cap Fund	218,848	758,751	4,602	-	18	132,249	1,105,264	82,978
Fidelity Series Small Cap Core Fund	3,561,988	149,916	128,098	-	(7,641)	281,717	3,857,882	330,865
Fidelity Series Small Cap Discovery Fund	11,831,894	573,203	405,586	213,425	(9,030)	686,654	12,677,135	1,170,557
Fidelity Series Small Cap Opportunities Fund	23,136,555	755,882	1,084,970	-	16,710	2,180,000	25,004,177	1,711,443
Fidelity Series Stock Selector Large Cap Value Fund	75,792,373	6,774,875	2,515,195	-	(77,895)	3,280,018	83,254,176	5,879,532
Fidelity Series Value Discovery Fund	77,317,318	5,717,479	2,589,892	-	(42,964)	2,452,463	82,854,404	5,123,958
	1,194,800,777	49,677,772	68,269,115	1,006,326	2,093,139	136,333,801	1,314,636,374

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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